Lessor Accounting (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Total minimum lease payments receivable	¥ 442,870	¥ 366,051
Unguaranteed residual values	13,560	12,192
Executory costs
Unearned income	(40,060)	(31,619)
Aggregated net investment in finance leases	416,370	346,624
Less allowance for credit losses	(5,596)	(3,791)	¥ (3,068)
Total	410,774	342,833
Less current portion	(135,108)	(119,902)
Total	¥ 275,666	¥ 222,931